                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roger B. Gorham
Title: Senior Vice President
Phone: 212-752-1356

Signature, Place, and Date of Signing:


/s/ Roger B. Gorham                        New York, NY          May 6, 2010
-------------------------------------   ------------------   -------------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  2
Form 13F Information Table Entry Total:            65
Form 13F Information Table Value Total:      $848,909
                                          (thousands)

List of Other Included Managers:

No.   Form 13F File Number                 Name
---   --------------------   --------------------------------
 2                           RSUI Indemnity Company
 3                           Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 03/31/10

        COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7    COLUMN 8
---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                     INVESTMENT                 VOTING
                                                                                     DISCRETION               AUTHORITY
                                                       MARKET                      ---------------          --------------
                                                       VALUE    SHRS OR   SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
     NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL (A)  (B)   (C)  MANAGER  (A)  (B)   (C)
---------------------------- -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
AT&T INC                     COM            00206R102    1,550     60,000 SH                   X      2       X
AGILENT TECHNOLOGIES INC     COM            00846U101    1,032     30,000 SH                   X      2       X
ALEXANDER & BALDWIN INC      COM            014482103      661     20,000 SH                   X      2       X
AMERICAN EXPRESS CO          COM            025816109    1,444     35,000 SH                   X      2       X
APACHE CORP                  COM            037411105    7,612     75,000 SH              X           1       X
APACHE CORP                  COM            037411105   22,838    225,000 SH              X           2       X
APPLIED MATLS INC            COM            038222105      943     70,000 SH                   X      2       X
AUTODESK INC                 COM            052769106      881     30,000 SH                   X      2       X
AUTOMATIC DATA PROCESSING IN COM            053015103      889     20,000 SH                   X      2       X
BARRICK GOLD CORP            COM            067901108    8,013    209,000 SH              X           1       X
BARRICK GOLD CORP            COM            067901108   26,493    691,000 SH              X           2       X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207    1,625      20000 SH                   X      2       X
BOEING CO                    COM            097023105    1,089     15,000 SH                   X      2       X
CHUBB CORP                   COM            171232101    1,556     30,000 SH                   X      2       X
COCA COLA CO                 COM            191216100    1,650     30,000 SH                   X      2       X
CONOCOPHILLIPS               COM            20825C104   13,816    270,000 SH              X           1       X
CONOCOPHILLIPS               COM            20825C104   33,772    660,000 SH              X           2       X
CONOCOPHILLIPS               COM            20825C104   35,819    700,000 SH              X           3       X
COSTCO WHSL CORP NEW         COM            22160K105    1,493     25,000 SH                   X      2       X
DEERE & CO                   COM            244199105    1,784     30,000 SH                   X      2       X
DEVON ENERGY CORP NEW        COM            25179M103    8,054    125,000 SH              X           1       X
DEVON ENERGY CORP NEW        COM            25179M103   24,161    375,000 SH              X           2       X
DISNEY WALT CO               COM DISNEY     254687106    1,571     45,000 SH                   X      2       X
DOMINION RES INC VA NEW      COM            25746U109    2,055     50,000 SH              X           1       X
DOMINION RES INC VA NEW      COM            25746U109    6,167    150,000 SH              X           2       X
DU PONT EI DE NEMOURS & CO   COM            263534109    1,303     35,000 SH                   X      2       X
EMERSON ELEC CO              COM            291011104    1,762     35,000 SH                   X      2       X
EXELON CORP                  COM            30161N101    4,162     95,000 SH              X           1       X
EXELON CORP                  COM            30161N101   13,362    305,000 SH              X           2       X
EXXON MOBIL CORP             COM            30231G102    2,009     30,000 SH              X           2       X
EXXON MOBIL CORP             COM            30231G102  267,920  4,000,000 SH              X           3       X
FPL GROUP INC                COM            302571104    5,075    105,000 SH              X           1       X
FPL GROUP INC                COM            302571104   12,324    255,000 SH              X           2       X
FEDEX CORP                   COM            31428X106    1,401     15,000 SH                   X      2       X
GENERAL ELECTRIC CO          COM            369604103    1,365     75,000 SH                   X      2       X
GLOBAL INDS LTD              COM            379336100    8,397  1,308,000 SH              X           1       X
GLOBAL INDS LTD              COM            379336100   18,567  2,892,000 SH              X           2       X
HESS CORP                    COM            42809H107   14,073    225,000 SH              X           1       X
HESS CORP                    COM            42809H107   39,094    625,000 SH              X           2       X
HESS CORP                    COM            42809H107    9,383    150,000 SH              X           3       X
HOME DEPOT INC               COM            437076102      647     20,000 SH                   X      2       X
INTEL CORP                   COM            458140100    1,895     85,000 SH                   X      2       X
INTERNATIONAL BUSINESS MACHS COM            459200101    1,539     12,000 SH                   X      2       X
INTUIT                       COM            461202103      687     20,000 SH                   X      2       X
JPMORGAN CHASE & CO          COM            46625H100    1,119     25,000 SH                   X      2       X
JOHNSON AND JOHNSON          COM            478160104    1,630     25,000 SH                   X      2       X
KELLOGG CO                   COM            487836108    1,336     25,000 SH                   X      2       X
LAUDER ESTEE COS INC         CL A           518439104    1,622     25,000 SH                   X      2       X
LILLY ELI & CO               COM            532457108    1,811     50,000 SH                   X      2       X
LOCKHEED MARTIN CORP         COM            539830109   11,235    135,000 SH              X           1       X
LOCKHEED MARTIN CORP         COM            539830109   22,053    265,000 SH              X           2       X
LOEWS CORP                   COM            540424108      746     20,000 SH                   X      2       X
MARRIOTT INTL INC NEW        CL A           571903202    1,115     35,382 SH                   X      2       X
MEDTRONIC INC                COM            585055106    1,801     40,000 SH                   X      2       X
MICROSOFT CORP               COM            594918104    3,954    135,000 SH              X           1       X
MICROSOFT CORP               COM            594918104   13,179    450,000 SH              X           2       X
NEWMONT MINING CORP          COM            651639106    7,538    148,000 SH              X           1       X
NEWMONT MINING CORP          COM            651639106   28,113    552,000 SH              X           2       X
NEWS CORP                    CL A           65248E104    1,009     70,000 SH                   X      2       X
NOBLE ENERGY INC             COM            655044105    1,460     20,000 SH                   X      2       X
NORDSTROM INC                COM            655664100    1,226     30,000 SH                   X      2       X
NOVARTIS AG                  SPONSORED ADR  66987V109    1,353     25,000 SH                   X      2       X
NUSTAR ENERGY LP             UNIT COM       67058H102    3,567     59,000 SH              X           1       X
NUSTAR ENERGY LP             UNIT COM       67058H102    5,501     91,000 SH              X           2       X
OCCIDENTAL PETE CORP DEL     COM            674599105    3,382     40,000 SH              X           1       X


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

        COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7    COLUMN 8
---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                     INVESTMENT                 VOTING
                                                                                     DISCRETION               AUTHORITY
                                                       MARKET                      ---------------          --------------
                                                       VALUE    SHRS OR   SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
     NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL (A)  (B)   (C)  MANAGER  (A)  (B)   (C)
---------------------------- -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
OCCIDENTAL PETE CORP DEL     COM            674599105    9,299    110,000 SH              X           2       X
OCCIDENTAL PETE CORP DEL     COM            674599105   29,589    350,000 SH              X           3       X
OLD REP INTL CORP            COM            680223104   12,680  1,000,000 SH              X           3       X
PLAINS EXPL& PRODTN CO       COM            726505100    8,577    286,000 SH              X           1       X
PLAINS EXPL& PRODTN CO       COM            726505100   22,313    744,000 SH              X           2       X
PROCTER & GAMBLE CO          COM            742718109    1,898     30,000 SH                   X      2       X
SCHLUMBERGER LTD             COM            806857108    1,587     25,000 SH                   X      2       X
SEABRIGHT INSURANCE HLDGS IN COM            811656107    1,431    130,000 SH              X           3       X
SIGMA ALDRICH CORP           COM            826552101    1,073     20,000 SH                   X      2       X
STATE STR CORP               COM            857477103      677     15,000 SH                   X      2       X
SYSCO CORP                   COM            871829107    1,180     40,000 SH                   X      2       X
3M CO                        COM            88579Y101    1,839     22,000 SH                   X      2       X
TRICO MARINE SERVICES INC    COM NEW        896106200      835    360,000 SH              X           1       X
TRICO MARINE SERVICES INC    COM NEW        896106200    2,007    865,000 SH              X           2       X
US BANCORP DEL               COM NEW        902973304      647     25,000 SH                   X      2       X
WAL MART STORES INC          COM            931142103    1,946     35,000 SH                   X      2       X
WASHINGTON POST CO           CL B           939640108      888      2,000 SH                   X      2       X
WELLS FARGO & CO NEW         COM            949746101      622     20,000 SH                   X      2       X
WILLIAMS CO INC DEL          COM            969457100    7,854    340,000 SH              X           1       X
WILLIAMS CO INC DEL          COM            969457100   13,398    580,000 SH              X           2       X
WILLIAMS CO INC DEL          COM            969457100    1,848     80,000 SH              X           3       X
ZENITH NATL INS CORP         COM            989390109       38      1,000 SH                   X      3       X
                                                      -------- ----------
GRAND TOTAL                                            848,909 21,622,382
                                                      ======== ==========


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